Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets
Intangible assets	€ 7,191	€ 3,632
Property, plant and equipment	51,180	23,137
Deferred tax assets	2,516	2,514
Non-current R&D incentives receivables	82,644	73,443
Other non-current assets	5,712	7,919
Non-current assets	149,244	110,645
Trade and other receivables	42,067	18,609
Current R&D incentives receivables	11,644	11,203
Cash and cash equivalents	1,147,923	1,290,796
Other current assets	6,970	8,244
Current assets	1,208,604	1,328,851
Total assets	1,357,848	1,439,496
Equity and liabilities
Share capital	238,475	236,540
Share premium account	1,283,650	1,277,780
Other reserves	(735)	(735)
Translation differences	(1,505)	(1,557)
Accumulated losses	(376,518)	(297,779)
Total equity	1,143,367	1,214,249
Retirement benefit liabilities	3,939	3,764
Non-current lease liabilities	20,457
Other non-current liabilities	1,373	1,578
Non-current liabilities	25,769	5,342
Current lease liabilities	5,141
Trade and other liabilities	86,216	68,928
Current tax payable	1,031	1,175
Current deferred income	96,325	149,801
Current liabilities	188,712	219,905
Total liabilities	214,481	225,247
Total equity and liabilities	€ 1,357,848	€ 1,439,496